Schedule of Non controlling Interest (Details) (Parenthetical)	Jul. 05, 2023
Chief Executive Officer and Chairman [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Ownership percentage, noncontrolling owner	40.00%